Property, Plant and Equipment (Details) - Schedule of property and equipment rollforward - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Dec. 30, 2020
Property, Plant and Equipment (Details) - Schedule of property and equipment rollforward [Line Items]
Property and equipment, beginning		R$ 10,320		R$ 7,476		R$ 14,652
Additions		9,277	[1]	3,334	[2]	2,788
Lease modification		695		628		621
Write-off		(129)		(103)		(833)
Depreciation		(963)		(666)		(1,262)
Transfer and others		(17)	[3]	(349)	[4]	(91)	[5]
Conversion adjustment to reporting currency						1,970		R$ 433
Corporate restructuring						135		R$ (4)
Discontinued operation						(10,504)
Property and equipment, ending		19,183		10,320		7,476
Land [Member]
Property, Plant and Equipment (Details) - Schedule of property and equipment rollforward [Line Items]
Property and equipment, beginning		570		481		2,766
Additions		48	[1]	207	[2]	61
Write-off		(18)		(2)		(32)
Transfer and others				(116)	[4]	(70)	[5]
Conversion adjustment to reporting currency						541
Corporate restructuring						146
Discontinued operation						(2,931)
Property and equipment, ending		600		570		481
Buildings [Member]
Property, Plant and Equipment (Details) - Schedule of property and equipment rollforward [Line Items]
Property and equipment, beginning		656		609		3,829
Additions		117	[1]	258	[2]	78
Write-off				(4)		(85)
Depreciation		(17)		(15)		(121)
Transfer and others		(26)	[3]	(192)	[4]	(139)	[5]
Conversion adjustment to reporting currency						704
Discontinued operation						(3,657)
Property and equipment, ending		730		656		609
Improvements [Member]
Property, Plant and Equipment (Details) - Schedule of property and equipment rollforward [Line Items]
Property and equipment, beginning		3,596		2,598		2,207
Additions		3,451	[1]	1,161	[2]	694
Write-off		(27)		(1)		(71)
Depreciation		(284)		(182)		(189)
Transfer and others		129	[3]	20	[4]	293	[5]
Conversion adjustment to reporting currency						70
Corporate restructuring						(4)
Discontinued operation						(402)
Property and equipment, ending		6,865		3,596		2,598
Machinery and equipment [Member]
Property, Plant and Equipment (Details) - Schedule of property and equipment rollforward [Line Items]
Property and equipment, beginning		828		635
Additions		708	[1]	307	[2]
Write-off		(4)		(1)
Depreciation		(184)		(128)
Transfer and others		92	[3]	15	[4]
Property and equipment, ending		1,440		828		635
Facilities [Member]
Property, Plant and Equipment (Details) - Schedule of property and equipment rollforward [Line Items]
Property and equipment, beginning		362		269		330
Additions		258	[1]	118	[2]	58
Write-off		(7)		(1)		(6)
Depreciation		(35)		(25)		(32)
Transfer and others		7	[3]	1	[4]	(16)	[5]
Conversion adjustment to reporting currency						8
Discontinued operation						(73)
Property and equipment, ending		585		362		269
Furnitures and appliances [Member]
Property, Plant and Equipment (Details) - Schedule of property and equipment rollforward [Line Items]
Property and equipment, beginning		416		340		601
Additions		279	[1]	110	[2]	78
Write-off		(2)		(2)		(15)
Depreciation		(70)		(53)		(128)
Transfer and others		132	[3]	21	[4]	58	[5]
Conversion adjustment to reporting currency						66
Discontinued operation						(320)
Property and equipment, ending		755		416		340
Constructions in progress [Member]
Property, Plant and Equipment (Details) - Schedule of property and equipment rollforward [Line Items]
Property and equipment, beginning		235		78		140
Additions		582	[1]	266	[2]	344
Write-off		(1)				(7)
Transfer and others		(273)	[3]	(109)	[4]	(318)	[5]
Conversion adjustment to reporting currency						18
Discontinued operation						(99)
Property and equipment, ending		543		235		78
Others [Member]
Property, Plant and Equipment (Details) - Schedule of property and equipment rollforward [Line Items]
Property and equipment, beginning		37		37		42
Additions		24	[1]	6	[2]	8
Depreciation		(16)		(14)		(16)
Transfer and others		19	[3]	8	[4]	12	[5]
Corporate restructuring						(2)
Discontinued operation						(7)
Property and equipment, ending		64		37		37
Property, plant and equipment not subject to operating leases [member]
Property, Plant and Equipment (Details) - Schedule of property and equipment rollforward [Line Items]
Property and equipment, beginning		6,700		5,047		11,157
Additions		5,467	[1]	2,433	[2]	1,548
Write-off		(59)		(11)		(244)
Depreciation		(606)		(417)		(746)
Transfer and others		80	[3]	(352)	[4]	(96)	[5]
Conversion adjustment to reporting currency						1,558
Corporate restructuring						139
Discontinued operation						(8,269)
Property and equipment, ending		11,582		6,700		5,047
Equipment [Member]
Property, Plant and Equipment (Details) - Schedule of property and equipment rollforward [Line Items]
Property and equipment, beginning		828		635		1,242
Additions						227
Write-off						(28)
Depreciation						(260)
Transfer and others	[5]					84
Conversion adjustment to reporting currency						151
Corporate restructuring						(1)
Discontinued operation						(780)
Property and equipment, ending		1,440		828		635
Lease [Member]
Property, Plant and Equipment (Details) - Schedule of property and equipment rollforward [Line Items]
Property and equipment, beginning				2,429		3,495
Additions						1,240
Lease modification						621
Write-off						(589)
Depreciation						(516)
Transfer and others	[5]					5
Conversion adjustment to reporting currency						412
Corporate restructuring						(4)
Discontinued operation						(2,235)
Property and equipment, ending						2,429
Lease [Member]
Property, Plant and Equipment (Details) - Schedule of property and equipment rollforward [Line Items]
Property and equipment, beginning		3,620		2,429
Additions		3,810	[1]	901	[2]
Lease modification		695		628
Write-off		(70)		(92)
Depreciation		(357)		(249)
Transfer and others		(97)	[3]	3	[4]
Property and equipment, ending		7,601		3,620		2,429
Lease [Member] | Land [Member]
Property, Plant and Equipment (Details) - Schedule of property and equipment rollforward [Line Items]
Property and equipment, beginning						3
Discontinued operation						(3)
Lease [Member] | Buildings [Member]
Property, Plant and Equipment (Details) - Schedule of property and equipment rollforward [Line Items]
Property and equipment, beginning		3,604		2,423		3,449
Additions		3,810	[1]	885	[2]	1,217
Lease modification		695		628		628
Write-off		(70)		(92)		(588)
Depreciation		(351)		(244)		(501)
Transfer and others		(95)	[3]	4	[4]	2	[5]
Conversion adjustment to reporting currency						403
Corporate restructuring						(4)
Discontinued operation						(2,183)
Property and equipment, ending		7,593		3,604		2,423
Lease [Member] | Equipment [Member]
Property, Plant and Equipment (Details) - Schedule of property and equipment rollforward [Line Items]
Property and equipment, beginning		16		6		43
Additions				16	[2]	23
Lease modification						(7)
Write-off						(1)
Depreciation		(6)		(5)		(15)
Transfer and others		(2)	[3]	(1)	[4]	3	[5]
Conversion adjustment to reporting currency						9
Discontinued operation						(49)
Property and equipment, ending		R$ 8		R$ 16		R$ 6

[1]	In 2022, presents the capitalized borrowing costs, in amount of R$774, see note 12.5.
[2]	In 2021, presents the capitalized borrowing costs, in amount of R$38, see note 12.5.
[3]	In 2022, presents the transfer between fixed assets to “assets held for sale”, in amount of R$17 (see note 1.4).
[4]	In 2021, presents the transfer between fixed assets to “assets held for sale”, in amount of R$349 (see note 1.4).
[5]	In 2020, presents: (a) the capital contribution through GPA’s real state in the amount of R$223; and (b) the transfer of fixed assets to “assets held for sale” in amount of R$380.